Quarterly Holdings Report
for

Fidelity® Diversified International K6 Fund

January 31, 2020

DIFK6-QTLY-0320
1.9883985.102

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 1.3%
CSL Ltd.	128,664	$26,462,151
Magellan Financial Group Ltd.	286,623	12,622,672

TOTAL AUSTRALIA		39,084,823

Bailiwick of Jersey - 0.9%
Experian PLC	534,567	18,607,199
Ferguson PLC	99,632	8,947,139

TOTAL BAILIWICK OF JERSEY		27,554,338

Belgium - 0.9%
KBC Groep NV	401,375	29,495,304
Bermuda - 1.7%
China Gas Holdings Ltd.	1,127,457	4,453,920
Credicorp Ltd. (United States)	53,993	11,153,874
Hiscox Ltd.	576,523	9,995,851
IHS Markit Ltd.	224,477	17,702,256
Marvell Technology Group Ltd.	431,577	10,375,111

TOTAL BERMUDA		53,681,012

Brazil - 0.2%
Rumo SA (a)	1,363,826	7,388,214
Canada - 2.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	997,592	33,341,011
Cenovus Energy, Inc. (Canada)	798,046	6,946,872
Constellation Software, Inc.	14,019	14,735,628
Fairfax India Holdings Corp. (a)(b)	583,019	7,072,020
Franco-Nevada Corp.	88,994	10,115,889
Waste Connection, Inc. (Canada)	48,519	4,676,287
Wheaton Precious Metals Corp.	312,624	9,203,439

TOTAL CANADA		86,091,146

Cayman Islands - 2.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	140,787	29,085,186
Anta Sports Products Ltd.	1,186,279	10,327,963
Tencent Holdings Ltd.	615,279	29,342,782
Zai Lab Ltd. ADR (a)	91,628	4,672,112

TOTAL CAYMAN ISLANDS		73,428,043

China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	68,243	10,023,008
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,144,948	12,946,912

TOTAL CHINA		22,969,920

Denmark - 1.6%
DSV A/S	226,444	24,654,465
Netcompany Group A/S (a)(b)	99,492	4,515,450
ORSTED A/S (b)	195,496	21,354,585

TOTAL DENMARK		50,524,500

France - 9.0%
Amundi SA (b)	219,978	17,870,554
Capgemini SA	222,403	27,711,807
Danone SA	220,055	17,609,785
Dassault Systemes SA	50,595	8,792,811
Edenred SA	222,906	12,061,566
Essilor International SA	32,577	4,850,388
Kering SA	18,870	11,614,914
Legrand SA	156,994	12,605,868
LVMH Moet Hennessy Louis Vuitton SE	95,505	41,589,785
Pernod Ricard SA	51,146	8,877,223
Sanofi SA	365,056	35,205,426
Societe Generale Series A	656,026	21,228,806
SR Teleperformance SA	122,001	30,687,222
VINCI SA	268,286	29,813,767

TOTAL FRANCE		280,519,922

Germany - 10.6%
adidas AG	104,958	33,268,169
Allianz SE	123,252	29,505,104
Bayer AG	291,897	23,426,363
Delivery Hero AG (a)(b)	12,800	988,314
Deutsche Borse AG	149,354	24,357,517
Deutsche Post AG	530,124	18,564,017
Hannover Reuck SE	112,459	21,888,826
Linde PLC	159,941	32,647,261
Morphosys AG (a)	4,300	539,841
Morphosys AG sponsored ADR (a)	165,600	5,247,864
MTU Aero Engines Holdings AG	17,460	5,313,485
RWE AG	306,728	10,661,137
SAP SE	559,641	72,882,770
Scout24 AG (b)	200,116	13,793,487
Symrise AG	177,846	18,331,496
Vonovia SE	338,298	19,337,262

TOTAL GERMANY		330,752,913

Hong Kong - 1.9%
AIA Group Ltd.	5,293,013	52,448,193
Techtronic Industries Co. Ltd.	874,705	6,979,354

TOTAL HONG KONG		59,427,547

India - 4.1%
Axis Bank Ltd.	1,524,054	15,513,580
HDFC Bank Ltd.	1,951,246	33,330,983
Housing Development Finance Corp. Ltd.	923,922	31,138,734
Kotak Mahindra Bank Ltd.	746,061	17,602,223
Reliance Industries Ltd.	1,583,179	31,141,126

TOTAL INDIA		128,726,646

Indonesia - 1.1%
PT Bank Central Asia Tbk	7,426,781	17,549,642
PT Bank Rakyat Indonesia Tbk	54,314,163	17,657,806

TOTAL INDONESIA		35,207,448

Ireland - 2.9%
CRH PLC	481,160	18,118,452
DCC PLC (United Kingdom)	50,326	4,075,050
Kerry Group PLC Class A	180,501	23,081,288
Kingspan Group PLC (Ireland)	366,915	22,645,492
Ryanair Holdings PLC sponsored ADR (a)	249,634	21,620,801

TOTAL IRELAND		89,541,083

Italy - 1.3%
Enel SpA	2,032,886	17,719,292
FinecoBank SpA	708,990	8,315,179
Moncler SpA	69,065	2,987,265
Recordati SpA	284,643	12,194,847

TOTAL ITALY		41,216,583

Japan - 17.1%
Astellas Pharma, Inc.	367,757	6,498,313
Bandai Namco Holdings, Inc.	140,226	8,148,322
Daikin Industries Ltd.	153,465	21,624,346
Hoya Corp.	548,520	52,496,334
Iriso Electronics Co. Ltd.	47,526	1,799,019
Itochu Corp.	956,826	22,352,385
Kao Corp.	306,702	24,461,688
Keyence Corp.	145,715	48,983,123
KH Neochem Co. Ltd.	156,196	3,361,691
Minebea Mitsumi, Inc.	1,664,227	32,329,290
Misumi Group, Inc.	371,334	9,214,028
Nabtesco Corp.	136,655	3,915,814
Nitori Holdings Co. Ltd.	153,694	23,884,211
Oracle Corp. Japan	56,409	4,882,627
ORIX Corp.	1,324,179	22,368,650
PALTAC Corp.	73,270	3,428,486
Persol Holdings Co., Ltd.	586,932	10,493,275
Recruit Holdings Co. Ltd.	899,431	35,056,494
Renesas Electronics Corp. (a)	2,370,102	14,911,074
ROHM Co. Ltd.	73,280	5,271,432
Shin-Etsu Chemical Co. Ltd.	242,261	27,705,876
Shiseido Co. Ltd.	197,700	12,728,048
SMC Corp.	60,365	26,057,722
Sony Corp.	440,815	30,824,828
Suzuki Motor Corp.	261,968	11,986,551
Tokyo Electron Ltd.	87,554	19,257,163
Tsuruha Holdings, Inc.	194,675	23,828,574
Welcia Holdings Co. Ltd.	240,391	13,200,749
Yahoo! Japan Corp.	2,667,502	10,595,158

TOTAL JAPAN		531,665,271

Korea (South) - 1.5%
LG Chemical Ltd.	21,612	6,005,350
Samsung Electronics Co. Ltd.	460,208	21,248,751
SK Hynix, Inc.	238,124	18,055,054

TOTAL KOREA (SOUTH)		45,309,155

Luxembourg - 0.8%
B&M European Value Retail SA	3,963,401	19,034,861
Globant SA (a)	44,826	5,500,150

TOTAL LUXEMBOURG		24,535,011

Netherlands - 7.0%
Airbus Group NV	52,400	7,695,680
ASML Holding NV (c)	224,511	63,011,257
Ferrari NV	33,894	5,732,496
Heineken NV (Bearer)	144,570	15,764,172
Koninklijke Philips Electronics NV	561,672	25,723,150
NXP Semiconductors NV	229,308	29,090,013
Unilever NV	777,358	45,360,567
Wolters Kluwer NV	338,327	25,485,048

TOTAL NETHERLANDS		217,862,383

New Zealand - 0.4%
Ryman Healthcare Group Ltd.	1,245,163	13,200,885
Norway - 0.9%
Adevinta ASA Class B	1,017,361	12,410,146
Schibsted ASA (A Shares)	546,262	16,534,047

TOTAL NORWAY		28,944,193

Russia - 0.1%
MMC Norilsk Nickel PJSC sponsored ADR	94,100	3,041,312
South Africa - 0.1%
Capitec Bank Holdings Ltd.	50,655	4,543,374
Spain - 0.6%
Cellnex Telecom SA (b)	369,008	18,383,435
Sweden - 1.8%
ASSA ABLOY AB (B Shares)	935,400	22,202,929
EQT AB (a)	280,000	3,557,116
Hexagon AB (B Shares)	250,642	13,673,891
Indutrade AB	270,005	9,749,113
Svenska Handelsbanken AB (A Shares)	701,213	6,869,932

TOTAL SWEDEN		56,052,981

Switzerland - 6.4%
Alcon, Inc. (Switzerland) (a)	278,589	16,468,914
Julius Baer Group Ltd.	283,329	14,157,288
Lonza Group AG	45,667	18,784,536
Medacta Group SA (b)	9,612	788,360
Roche Holding AG (participation certificate)	221,857	74,426,067
Sika AG	198,721	35,795,363
Sonova Holding AG Class B	46,420	11,653,194
Swiss Re Ltd.	176,422	19,964,699
Temenos Group AG	36,517	5,910,507

TOTAL SWITZERLAND		197,948,928

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	488,605	26,355,354
United Kingdom - 9.8%
Aon PLC	76,537	16,857,274
AstraZeneca PLC (United Kingdom)	540,412	52,867,229
Beazley PLC	1,075,114	7,687,611
Big Yellow Group PLC	440,535	6,858,555
BP PLC sponsored ADR	741,654	26,795,959
Compass Group PLC	696,234	17,212,457
John David Group PLC	357,999	3,884,958
Lloyds Banking Group PLC	20,709,816	15,460,618
London Stock Exchange Group PLC	386,064	39,896,160
M&G PLC (a)	1,751,830	5,556,526
Network International Holdings PLC (b)	1,077,146	8,648,017
Ocado Group PLC (a)	452,004	7,302,720
Prudential PLC	1,379,959	24,536,207
RELX PLC (Euronext N.V.)	1,228,574	32,592,196
Rentokil Initial PLC	2,712,483	16,727,164
Smith & Nephew PLC	894,273	21,517,030

TOTAL UNITED KINGDOM		304,400,681

United States of America - 5.9%
10X Genomics, Inc. (a)	4,600	420,394
Alphabet, Inc. Class C (a)	14,247	20,433,475
Amgen, Inc.	50,573	10,926,297
Becton, Dickinson & Co.	52,034	14,318,716
Boston Scientific Corp. (a)	366,336	15,338,488
IQVIA Holdings, Inc. (a)	103,961	16,139,945
Marsh & McLennan Companies, Inc.	146,955	16,438,386
MasterCard, Inc. Class A	109,744	34,672,519
Microsoft Corp.	97,004	16,512,991
The Booking Holdings, Inc. (a)	3,004	5,498,972
Visa, Inc. Class A	169,107	33,647,220

TOTAL UNITED STATES OF AMERICA		184,347,403

TOTAL COMMON STOCKS
(Cost $2,517,122,488)		3,012,199,808

Money Market Funds - 3.6%
Fidelity Cash Central Fund 1.58% (d)	106,448,391	106,469,680
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	4,867,613	4,868,100
TOTAL MONEY MARKET FUNDS
(Cost $111,337,158)		111,337,780
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,628,459,646)		3,123,537,588
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,473,073)
NET ASSETS - 100%		$3,118,064,515

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,414,222 or 3.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$340,277
Fidelity Securities Lending Cash Central Fund	15,267
Total	$355,544

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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